CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY	Ordinary Share USD ($) shares	Ordinary Share CNY (¥) shares	Additional Paid-in Capital USD ($)	Additional Paid-in Capital CNY (¥)	Retained Earnings-Appropriated USD ($)	Retained Earnings-Appropriated CNY (¥)	Retained Earnings-Unappropriated USD ($)	Retained Earnings-Unappropriated CNY (¥)	Accumulated Other Comprehensive Loss USD ($)	Accumulated Other Comprehensive Loss CNY (¥)	USD ($) shares	CNY (¥) shares
Beginning Balance at Dec. 31, 2015		¥ 175,596		¥ 468,132,187		¥ 147,162,560		¥ 1,190,180,107		¥ (502,489)		¥ 1,805,147,961
Beginning Balance (in shares) at Dec. 31, 2015 | shares	25,725,000	25,725,000
Increase (Decrease) in Stockholders' Equity
Net income (loss) for the year								63,710,958				63,710,958
Transfer to statutory reserves						6,371,096		(6,371,096)
Foreign currency translation adjustment										(59,426)		(59,426)
Ending Balance at Dec. 31, 2016		¥ 175,596		468,132,187		153,533,656		1,247,519,969		(561,915)		1,868,799,493
Ending Balance (in shares) at Dec. 31, 2016 | shares	25,725,000	25,725,000
Increase (Decrease) in Stockholders' Equity
Net income (loss) for the year								176,737,444				176,737,444
Transfer to statutory reserves						17,673,744		(17,673,744)
Foreign currency translation adjustment										61,376		61,376
Ending Balance at Dec. 31, 2017		¥ 175,596		468,132,187		171,207,400		1,406,583,669		(500,539)		¥ 2,045,598,313
Ending Balance (in shares) at Dec. 31, 2017 | shares	25,725,000	25,725,000									25,725,000	25,725,000
Increase (Decrease) in Stockholders' Equity
Net income (loss) for the year								(39,215,085)			$ (5,701,259)	¥ (39,215,085)
Transfer to statutory reserves						4,657,384		(4,657,384)
Foreign currency translation adjustment										(42,248)	(6,142)	(42,248)
Ending Balance at Dec. 31, 2018	$ 25,725	¥ 175,596	$ 68,059,098	¥ 468,132,187	$ 25,567,986	¥ 175,864,784	$ 198,116,895	¥ 1,362,711,200	$ (79,104)	¥ (542,787)	$ 291,690,600	¥ 2,006,340,980
Ending Balance (in shares) at Dec. 31, 2018 | shares	25,725,000	25,725,000									25,725,000	25,725,000